Commitments and Contingencies - Additional Information (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of other provisions [abstract]
Contingent liabilities	€ 0		€ 0
Contingent assets	0		€ 0
Material claims known to management related to the activities of the group	0
Contractual obligations and commitments	€ 16,000,000	€ 19,500,000